Consolidated Statements of Stockholder's Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 106,489	$ (954,263)	$ 30,381		$ (817,393)
Beginning balance, shares at Dec. 31, 2018	15,000,150
Ordinary Shares issued		16,666				16,666
Ordinary Shares issued, shares	4,999,850
Capital Contributions		880,292				880,292
Net Loss			(1,755,042)			(1,755,042)
Foreign Currency Translation Adjustments				26,867		26,867
Ending balance, value at Dec. 31, 2019		1,003,447	(2,709,305)	57,248		(1,648,610)
Ending balance, shares at Dec. 31, 2019	20,000,000
Ordinary Shares issued		20,810,388				20,810,388
Ordinary Shares issued, shares	5,000,000
Capital Contributions		163,847				163,847
Net Loss			(2,218,062)			(2,218,062)
Foreign Currency Translation Adjustments				(205,785)		(205,785)
Ending balance, value at Dec. 31, 2020		21,977,682	(4,927,367)	(148,537)		16,901,778
Ending balance, shares at Dec. 31, 2020	25,000,000
Capital Contributions		1,408,013				1,408,013
Net Loss			(1,081,946)		(35,640)	(1,117,586)
Foreign Currency Translation Adjustments				402,273		402,273
Ordinary Shares issued for the acquisitions
Ordinary Shares issued for the acquisitions, shares	7,968,755
Disposal of subsidiaries					31,349	31,349
Ending balance, value at Dec. 31, 2021		$ 23,385,695	$ (6,009,313)	$ 253,736	$ (4,291)	$ 17,625,827
Ending balance, shares at Dec. 31, 2021	32,968,755